RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

11.   RELATED PARTY TRANSACTIONS

In addition to the related party transactions and balances disclosed elsewhere in these financial statements, the Company entered into the following related party transactions during the years ended December 31, 2024 and 2023:

Key Management Personnel

Amounts paid to key management personnel were as follows:

	Years ended December 31,
	2024 $	2023 $
Salaries and benefits	7,896	8,450
Directors fees	851	830
Consulting fees	66	66
Share-based payments	6,395	4,874
	15,208	14,220

During the years ended December 31, 2024 and 2023, the Company was charged for consulting services by Mario Szotlender, a director of the Company.